4. ACCOUNTS PAYABLE AND ACCRUED LIABILITIES (Tables)	9 Months Ended
Sep. 30, 2012
Accounts Payable And Accrued Liabilities Tables
Accounts payable and accrued liabilities

Accounts payable and accrued liabilities consist of the following:

	September 30, 2012	December 31, 2011

Accounts payable - trade	$573,279	$589,309
Credit card	12,215	17,457
Accrued expenses	13,465	78,453
Accrued payroll, vacation and payroll tax	104,780	63,724
Sales and business tax payable	39,425	39,456
Total	$743,164	$788,399